Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Net income	SFr 30.8	SFr 3.3	SFr 122.2	SFr 47.7
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	288,082,955	284,127,877	287,985,587	283,859,171
Weighted number of shares with dilutive effects (in shares)	3,430,738	3,464,956	3,366,411	3,335,726
Weighted number of outstanding shares (diluted and undiluted) (in shares)	291,513,693	287,592,833	291,351,998	287,194,897
Net income	SFr 27.5	SFr 2.9	SFr 109.1	SFr 42.5
Basic EPS (CHF) (in CHF per share)	SFr 0.10	SFr 0.01	SFr 0.38	SFr 0.15
Diluted EPS (CHF) (in CHF per share)	SFr 0.09	SFr 0.01	SFr 0.37	SFr 0.15
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	345,437,500	345,437,500	345,437,500
Weighted number of shares with dilutive effects (in shares)	12,467,091	11,792,673	12,174,230	11,203,866
Weighted number of outstanding shares (diluted and undiluted) (in shares)	357,904,591	357,230,173	357,611,730	356,641,366
Net income	SFr 3.3	SFr 0.4	SFr 13.1	SFr 5.2
Basic EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.00	SFr 0.04	SFr 0.01
Diluted EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.00	SFr 0.04	SFr 0.01